Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Entitys Operating Segments Text Block Abstract
Schedule of operating segments
	December 31, 2021	December 31, 2020
Switzerland	14,734,738	9,030,778
Australia	144,854	151,269
Total	14,879,592	9,182,047